NOTE PAYABLE	12 Months Ended
May 31, 2013
NOTE PAYABLE [Abstract]
NOTE PAYABLE
NOTE 8.	NOTE PAYABLE
On August 14, 2012, the company issued a note payable in the amount of $3,000 to an unrelated party. The note accrues interest at 5% and is due on demand.